Stockholders' Equity - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2021	Apr. 25, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	0	100,000,000	114,164,600	114,164,600	114,164,600
Preferred stock, shares issued (in shares)	0			114,164,600	114,164,600
Preferred stock, shares outstanding (in shares)	0			114,164,600	114,164,600
Net Carrying Value				$ 383,933	$ 383,933
Liquidation Preference				$ 384,502	$ 384,502
Preferred shares, Series A
Class of Stock [Line Items]
Issue price per share (in dollars per share)				$ 0.26	$ 0.26
Preferred stock, shares authorized (in shares)				30,525,040	30,525,040
Preferred stock, shares issued (in shares)				30,525,040	30,525,040
Preferred stock, shares outstanding (in shares)				30,525,040	30,525,040
Net Carrying Value				$ 8,000	$ 8,000
Liquidation Preference				$ 8,000	$ 8,000
Preferred shares, Series A-1
Class of Stock [Line Items]
Issue price per share (in dollars per share)				$ 0.82	$ 0.82
Preferred stock, shares authorized (in shares)				6,764,960	6,764,960
Preferred stock, shares issued (in shares)				6,764,960	6,764,960
Preferred stock, shares outstanding (in shares)				6,764,960	6,764,960
Net Carrying Value				$ 5,541	$ 5,541
Liquidation Preference				$ 5,541	$ 5,541
Preferred shares, Series B
Class of Stock [Line Items]
Issue price per share (in dollars per share)				$ 1.67	$ 1.67
Preferred stock, shares authorized (in shares)				17,955,840	17,955,840
Preferred stock, shares issued (in shares)				17,955,840	17,955,840
Preferred stock, shares outstanding (in shares)				17,955,840	17,955,840
Net Carrying Value				$ 30,000	$ 30,000
Liquidation Preference				$ 30,000	$ 30,000
Preferred shares, Series C
Class of Stock [Line Items]
Issue price per share (in dollars per share)				$ 4.85	$ 4.85
Preferred stock, shares authorized (in shares)				6,511,400	6,511,400
Preferred stock, shares issued (in shares)				6,511,400	6,511,400
Preferred stock, shares outstanding (in shares)				6,511,400	6,511,400
Net Carrying Value				$ 31,377	$ 31,377
Liquidation Preference				$ 31,561	$ 31,561
Preferred shares, Series C-1
Class of Stock [Line Items]
Issue price per share (in dollars per share)				$ 5.90	$ 5.90
Preferred stock, shares authorized (in shares)				52,407,360	52,407,360
Preferred stock, shares issued (in shares)				52,407,360	52,407,360
Preferred stock, shares outstanding (in shares)				52,407,360	52,407,360
Net Carrying Value				$ 309,015	$ 309,015
Liquidation Preference				$ 309,400	$ 309,400